Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

(in thousands of USD)	Vessels	Vessels under construction	Other tangible assets	Prepayments	Total PPE
At January 1, 2016
Cost	3,477,605	93,890	2,482	2	3,573,979
Depreciation & impairment losses	(1,189,569)	—	(1,434)	—	(1,191,003)
Net carrying amount	2,288,036	93,890	1,048	2	2,382,976

Acquisitions	250,912	86,944	175	3	338,034
Acquisitions through business combinations (Note 24)	120,280	—	—	—	120,280
Disposals and cancellations	(143,457)	—	(7)	—	(143,464)
Depreciation charges	(227,306)	—	(358)	—	(227,664)
Transfers	94,698	(94,698)	5	(5)	—
Translation differences	—	—	(86)	—	(86)
Balance at December 31, 2016	2,383,163	86,136	777	—	2,470,076

At January 1, 2017
Cost	3,748,135	86,136	2,373	—	3,836,644
Depreciation & impairment losses	(1,364,972)	—	(1,596)	—	(1,366,568)
Net carrying amount	2,383,163	86,136	777	—	2,470,076

Acquisitions	125,486	51,201	1,203	—	177,890
Disposals and cancellations	(81,389)	—	(9)	—	(81,398)
Depreciation charges	(229,429)	—	(348)	—	(229,777)
Transfers	73,669	(73,669)	—	—	—
Translation differences	—	—	40	—	40
Balance at December 31, 2017	2,271,500	63,668	1,663	—	2,336,831

At January 1, 2018
Cost	3,595,692	63,668	3,545	—	3,662,905
Depreciation & impairment losses	(1,324,192)	—	(1,882)	—	(1,326,074)
Net carrying amount	2,271,500	63,668	1,663	—	2,336,831

Acquisitions	45,750	191,726	588	—	238,064
Acquisitions through business combinations (Note 24)	1,704,250	—	345	—	1,704,595
Disposals and cancellations	(7,814)	—	(75)	—	(7,889)
Disposals and cancellations through business combinations (Note 24)	(434,000)	—	—	—	(434,000)
Depreciation charges	(270,018)	—	(564)	—	(270,582)
Transfer to assets held for sale (Note 3)	(44,995)	—	—	—	(44,995)
Transfers	255,394	(255,394)	—	—	—
Translation differences	—	—	(14)	—	(14)
Balance at December 31, 2018	3,520,067	—	1,943	—	3,522,010

At December 31, 2018
Cost	4,927,324	—	4,274	—	4,931,598
Depreciation & impairment losses	(1,407,257)	—	(2,331)	—	(1,409,588)
Net carrying amount	3,520,067	—	1,943	—	3,522,010

On March 26, April 25, August 8 and August 29, 2018, Euronav took delivery of the Suezmaxes Cap Quebec (2018 – 156,600 dwt), Cap Pembroke (2018 – 156,600 dwt), Cap Port Arthur (2018 - 156,600 dwt) and the Cap Corpus Christi (2018 - 156,600 dwt) respectively. These were the 4 vessels under construction as at December 31, 2017 from Hyundai Heavy Industries.

On June 29, 2018, Euronav announced that it has acquired the ULCC Seaways Laura Lynn from Oceania Tanker Corporation, a subsidiary of International Seaways. Euronav renamed the ULCC as Oceania and registered it under the Belgian flag. Euronav Tankers bought the Seaways Laura Lynn (2003 - 441,561 dwt) from International Seaways for USD 32.5 million.

In 2018, the Finesse, Nautic, Noble, Hojo, Cap Felix, Newton and Cap Leon have been dry-docked. The cost of planned repairs and maintenance is capitalized and included under the heading acquisitions and is depreciated over their estimated useful life (2.5-5 years).

Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Deferred Gain	Loss
Famenne - Sale	38,016	24,195	13,821	—	—
Nautilus - Sale	43,250	32,208	11,042	(500)	—
Navarin - Sale	47,250	36,739	10,511	(1,500)	—
Neptun - Sale	47,250	37,534	9,716	(1,500)	—
Nucleus - Sale	47,250	36,974	10,276	(1,500)	—
Other	38	9	31	—	(2)
At December 31, 2016	223,054	167,659	55,397	(5,000)	(2)

	Sale price	Book Value	Gain	Deferred Gain	Loss
TI Topaz - Sale	20,790	41,817	—	—	(21,027)
Flandre - Sale	45,000	24,693	20,307	—	—
Cap Georges - Sale	9,310	801	8,509	—	—
Artois - Sale	21,780	14,077	7,703	—	—
Other	29	9	20	—	—
At December 31, 2017	96,909	81,398	36,538	—	(21,027)

	Sale price	Book Value	Gain	Deferred Gain	Loss
Cap Jean - Sale	10,175	—	10,175	—	—
Cap Romuald - Sale	10,282	1,319	8,963	—	—
Gener8 Companion - Sale	6,305	6,495	—	—	(190)
Other	—	—	—	—	(83)
At December 31, 2018	26,762	7,814	19,138	—	(273)

On May 8, 2018, the Group sold the Suezmax Cap Jean (1998 – 146,643 dwt) for a net sale price of USD 10.2 million. The gain on that sale of USD 10.2 million was recorded upon delivery of the vessel to its new owner in the second quarter of 2018.
On June 25, 2018, the Group sold the Suezmax Cap Romuald (1998 - 146,643 dwt) for a net sale price of USD 10.3 million. The Company recorded a gain of USD 9.0 million on the sale upon delivery to its new owner on August 22, 2018.

On November 1, 2018, the Group sold the LR1 Companion (2004 - 72,749 dwt) for USD 6.3 million. The vessel came as part of the Gener8 transaction and was a non-core asset. The Company recorded a loss of USD 0.2 million on the sale upon delivery to its new owner on November 29, 2018.

Impairment
Tankers
Euronav defines its cash generating unit as a single vessel, unless such vessel is operated in a pool, in which case such vessel, together with the other vessels in the pool, are collectively treated as a cash generating unit.
The Group has performed an impairment test for tankers whereby the carrying amount of an asset or CGU is compared to its recoverable amount, which is the greater of its value in use and its fair value less cost to sell. In assessing value in use, the following assumptions were used:
- Weighted average of past and ongoing shipping cycles and for the weighting factors applied, including management judgement for the ongoing cycle, is used as forecast charter rates
- Weighted Average Cost of Capital ("WACC") of 7.70% (2017: 9.70% and 2016: 6.43%)
- 20 year useful life with residual value equal to zero
Although management believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are subject to judgment. In the past, the Group used a fixed cut of 10 years to define a shipping cycle. As management is assessing continuously the resilience of its projections to the business cycles that can be observed in the tankers market, it concluded that a business cycle approach provided a better long-term view of the dynamics at play in the industry. By defining a shipping cycle from peak to peak over the last 20 years and including management's expectation of the completion of the current cycle, management is better able to capture the full length of a business cycle while also giving more weight to recent and current market experience. The current cycle is forecasted based on management judgement, analyst reports and past experience.
The impairment test did not result in a requirement to record an impairment loss in 2018. With an increase of the WACC of 300bps to 10.70%, the analysis would also indicate that the carrying amount of the vessels as of December 31, 2018 is not impaired. This weighting and forecasting of the ongoing cycle is based on management judgement, but none of the full cycles, with or without management forecasting of the ongoing cycle or the sole use of the ongoing cycle would lead to an impairment.
When using 10-year historical charter rates in this impairment analysis, the impairment analysis indicates that an impairment is required for the tanker fleet of USD 47.9 million (2017 and 2016: no impairment). When using 5-year historical charter rates in this impairment analysis, the impairment analysis indicates that no impairment is required for the tanker fleet (2017: 5.7 million impairment and 2016: no impairment), and when using 1-year historical charter rates in this impairment analysis, the impairment analysis indicates that an impairment is required for the tanker fleet of USD 92.7 million (2017: USD 427.3 million and 2016: no impairment).
FSO
In the context of the valuation of the Group's investments in the respective joint ventures, the Group also performed an impairment test on the FSO vessels owned by TI Asia Ltd and TI Africa Ltd. For FSOs the impairment assessment has been based on a value in use calculation to estimate the recoverable amount from the vessel. This method is chosen as there is no efficient market for transactions of FSO vessels as each vessel is often purposely built for specific circumstances. In assessing value in use, the following assumptions were used:
- Weighted Average Cost of Capital ('WACC') of 7.70% (2017: 9.70% and 2016: 6.43%)
- 25 year useful life with residual value equal to zero
This assessment did not result in a requirement to record an impairment loss in 2018. Even with an increase of the WACC of 300bps, there was no need to record an impairment loss in 2018. The value in use calculation for FSOs is based on the remaining useful life of the vessels as of the reporting date, and is based on fixed daily rates as well as management's best estimate of daily rates for future unfixed periods. The FSO Asia and the FSO Africa were on a timecharter contract to Maersk Oil Qatar until July 22, 2017 and September 22, 2017, respectively. On May 14, 2017, the joint ventures between the Group and International Seaways, signed a contract for five years for the FSO Africa and FSO Asia in direct continuation of the current contractual service. The contract was signed with North Oil Company, the new operator of the Al-Shaheen oil field, whose shareholders are Qatar Petroleum Oil & gas Limited and Total E&P Golfe Limited.
Security
All tankers financed are subject to a mortgage to secure bank loans (see Note 15).
Vessels on order or under construction
The group has no vessels under construction as at December 31, 2018. As at December 31, 2017 the Group had four vessels under construction for an aggregate amount of USD 63.7 million (2016: USD 86.1 million). The amounts presented within "Vessels under construction" related to the four Ice Class Suezmax vessels from Hyundai Heavy Industries. These vessels were delivered during 2018.
Capital commitment
As at December 31, 2018 the Group had no capital commitments. As at December 31, 2017 the Group's total capital commitment amounted to USD 185.9 million. These can be detailed as follows:

(in thousands of USD)	As at December 31, 2017 payments scheduled for
	TOTAL	2018	2019	2020
Commitments in respect of VLCCs	—	—	—	—
Commitments in respect of Suezmaxes	185,922	185,922	—	—
Commitments in respect of FSOs	—	—	—	—
Total	185,922	185,922	—	—

	As at December 31, 2018 payments scheduled for
	TOTAL	2019	2020	2021
Commitments in respect of VLCCs	—	—	—	—
Commitments in respect of Suezmaxes	—	—	—	—
Commitments in respect of FSOs	—	—	—	—
Total	—	—	—	—